UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07644
                                                    ----------


                       Gabelli Capital Series Funds, Inc.
                        --------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                        --------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                        --------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2005
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MARKET
    SHARES                                          VALUE*
   ---------                                       --------
             COMMON STOCKS -- 99.7%
             AEROSPACE -- 0.2%
     10,000  HEICO Corp. ......................$    232,000
     15,000  Herley Industries Inc.+ ..........     279,450
     10,000  Rolls-Royce Group plc+ ...........      65,878
                                               ------------
                                                    577,328
                                               ------------
             AGRICULTURE -- 1.7%
    160,000  Archer-Daniels-Midland Co. .......   3,945,600
                                               ------------
             AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.9%
     15,000  BorgWarner Inc. ..................     846,900
     58,000  CLARCOR Inc. .....................   1,665,760
    150,000  Dana Corp. .......................   1,411,500
     25,000  Modine Manufacturing Co. .........     917,000
     25,000  Navistar International Corp.+ ....     810,750
     42,549  Proliance International Inc.+ ....     233,168
     85,000  Scheib (Earl) Inc.+ ..............     318,750
     50,000  Standard Motor Products Inc. .....     405,500
                                               ------------
                                                  6,609,328
                                               ------------
             AVIATION: PARTS AND SERVICES -- 3.8%
     12,000  Aviall Inc.+ .....................     405,360
     27,000  Curtiss-Wright Corp. .............   1,666,170
      5,000  EDO Corp. ........................     150,150
    133,000  Fairchild Corp., Cl. A+ ..........     308,560
     70,000  GenCorp Inc.+ ....................   1,305,500
     60,000  Kaman Corp., Cl. A ...............   1,227,000
     36,000  Precision Castparts Corp. ........   1,911,600
     30,000  Sequa Corp., Cl. A+ ..............   1,770,000
                                               ------------
                                                  8,744,340
                                               ------------
             BROADCASTING -- 4.2%
     10,000  Cogeco Inc. ......................     234,408
     50,000  Fisher Communications Inc.+ ......   2,328,000
    215,000  Gray Television Inc. .............   2,276,850
     50,000  Liberty Corp. ....................   2,344,500
     70,000  Lin TV Corp., Cl. A+ .............     976,500
     30,000  Paxson Communications Corp.+ .....      13,500
    155,000  Sinclair Broadcast Group Inc.,
               Cl. A ..........................   1,374,850
     48,000  Young Broadcasting Inc., Cl. A+ ..     167,520
                                               ------------
                                                  9,716,128
                                               ------------
             BUSINESS SERVICES -- 0.3%
      7,300  Intermix Media Inc.+ .............      87,308
     80,000  Nashua Corp.+ ....................     496,000
                                               ------------
                                                    583,308
                                               ------------
             CABLE AND SATELLITE -- 4.4%
      5,000  Adelphia Communications Corp.,
               Cl. A+ .........................         450
    145,000  Cablevision Systems Corp., Cl. A+    4,447,150
     80,000  DIRECTV Group Inc.+ ..............   1,198,400
     30,000  EchoStar Communications Corp.,
               Cl. A ..........................     887,100
     30,801  Liberty Global Inc., Cl. A+ ......     834,091
     30,801  Liberty Global Inc., Cl. C+ ......     793,126
     20,000  PanAmSat Holding Corp. ...........     484,000
     40,125  Rogers Communications Inc.,
               Cl. B ..........................   1,582,931
                                               ------------
                                                 10,227,248
                                               ------------
             COMMUNICATIONS EQUIPMENT -- 3.3%
     35,000  Agere Systems Inc.+ ..............     364,350
    105,000  Corning Inc.+ ....................   2,029,650
    140,000  Lucent Technologies Inc.+ ........     455,000

                                                    MARKET
    SHARES                                          VALUE*
   ---------                                       --------
     50,000  Motorola Inc. ....................$  1,104,500
    175,000  Nortel Networks Corp.+ ...........     570,500
     90,000  Thomas & Betts Corp.+ ............   3,096,900
                                               ------------
                                                  7,620,900
                                               ------------
             COMPUTER SOFTWARE AND SERVICES -- 1.0%
     10,000  Siebel Systems Inc. ..............     103,300
    110,000  Xanser Corp.+ ....................     341,000
     55,000  Yahoo! Inc.+ .....................   1,861,200
                                               ------------
                                                  2,305,500
                                               ------------
             CONSUMER PRODUCTS -- 2.6%
     20,000  Action Performance Companies Inc.      250,000
     13,500  Alberto-Culver Co. ...............     604,125
     10,000  Clorox Co. .......................     555,400
      5,000  Colgate-Palmolive Co. ............     263,950
     23,000  Gallaher Group plc, ADR ..........   1,428,070
     17,000  National Presto Industries Inc. ..     727,770
     15,000  Pactiv Corp.+ ....................     262,800
     20,000  Procter & Gamble Co. .............   1,189,200
    120,000  Revlon Inc., Cl. A+ ..............     386,400
     63,000  Weider Nutrition
               International Inc.+ ............     333,270
                                               ------------
                                                  6,000,985
                                               ------------
             CONSUMER SERVICES -- 1.3%
     10,000  IAC/InterActiveCorp+ .............     253,500
    145,600  Rollins Inc. .....................   2,842,112
                                               ------------
                                                  3,095,612
                                               ------------
             DIVERSIFIED INDUSTRIAL -- 5.2%
     52,000  Ampco-Pittsburgh Corp. ...........     806,000
     15,000  Baldor Electric Co. ..............     380,250
     31,000  Cooper Industries Ltd., Cl. A ....   2,143,340
     30,000  Crane Co. ........................     892,200
     16,000  Greif Inc., Cl. A ................     961,600
     13,500  Harbor Global Co. Ltd.+ ..........     122,850
     95,000  Honeywell International Inc. .....   3,562,500
     15,000  ITT Industries Inc. ..............   1,704,000
     78,000  Katy Industries Inc.+ ............     190,320
     75,000  Myers Industries Inc. ............     873,000
      5,000  York International Corp. .........     280,350
                                               ------------
                                                 11,916,410
                                               ------------
             ELECTRONICS -- 1.2%
     80,000  Texas Instruments Inc. ...........   2,712,000
                                               ------------
             ENERGY AND UTILITIES -- 9.1%
     95,000  Allegheny Energy Inc.+ ...........   2,918,400
    260,000  Aquila Inc.+ .....................   1,029,600
     17,574  Chevron Corp. ....................   1,137,565
     25,000  CMS Energy Corp.+ ................     411,250
     30,000  ConocoPhillips ...................   2,097,300
      4,500  Cooper Cameron Corp.+ ............     332,685
      8,000  Devon Energy Corp. ...............     549,120
     32,000  Duquesne Light Holdings Inc. .....     550,720
    110,000  El Paso Corp. ....................   1,529,000
     78,000  El Paso Electric Co.+ ............   1,626,300
     18,000  Exxon Mobil Corp. ................   1,143,720
      6,699  Florida Public Utilities Co. .....     106,380
      7,299  Kerr-McGee Corp. .................     708,806
     20,000  Mirant Corp.+ ....................      28,500
     40,000  Northeast Utilities ..............     798,000
     30,000  NSTAR ............................     867,600
     17,000  Progress Energy Inc., CVO+ .......       1,530

GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MARKET
    SHARES                                          VALUE*
   ---------                                       --------
             COMMON STOCKS (CONTINUED)
             ENERGY AND UTILITIES (CONTINUED)
     15,000  Royal Dutch Shell plc,
               Cl. A, ADR .....................$    984,600
     22,500  RPC Inc. .........................     579,600
     30,000  Southwest Gas Corp. ..............     821,700
     30,000  Spinnaker Exploration Co.+ .......   1,940,700
     12,000  Transocean Inc.+ .................     735,720
                                               ------------
                                                 20,898,796
                                               ------------
             ENTERTAINMENT -- 8.3%
     50,000  Discovery Holding Co., Cl. A+ ....     722,000
     60,000  Dover Motorsports Inc. ...........     410,400
    220,000  Gemstar-TV Guide
               International Inc.+ ............     651,200
     42,000  Grupo Televisa SA, ADR ...........   3,011,820
    330,000  Liberty Media Corp., Cl. A+ ......   2,656,500
    130,000  The Walt Disney Co. ..............   3,136,900
    200,000  Time Warner Inc. .................   3,622,000
     50,000  Topps Co. Inc. ...................     410,500
     85,000  Viacom Inc., Cl. A ...............   2,823,700
     50,000  Vivendi Universal SA, ADR ........   1,636,500
                                               ------------
                                                 19,081,520
                                               ------------
             ENVIRONMENTAL SERVICES -- 1.8%
     90,000  Allied Waste Industries Inc.+ ....     760,500
    115,000  Waste Management Inc. ............   3,290,150
                                               ------------
                                                  4,050,650
                                               ------------
             EQUIPMENT AND SUPPLIES -- 4.6%
     42,000  AMETEK Inc. ......................   1,804,740
     50,000  Baldwin Technology Co. Inc.,
               Cl. A+ .........................     215,500
     30,000  Belden CDT Inc. ..................     582,900
     40,000  Capstone Turbine Corp.+ ..........     142,000
     10,000  CIRCOR International Inc. ........     274,500
    135,000  CTS Corp. ........................   1,633,500
     14,000  Eastern Co. ......................     304,500
    140,000  Fedders Corp. ....................     299,600
     35,000  Flowserve Corp.+ .................   1,272,250
     32,500  Franklin Electric Co. Inc. .......   1,345,175
      5,000  Gerber Scientific Inc.+ ..........      39,200
     50,000  GrafTech International Ltd.+ .....     271,500
     22,000  IDEX Corp. .......................     936,100
      3,000  L.S. Starrett Co., Cl. A .........      54,930
     20,000  Robbins & Myers Inc. .............     449,600
     35,000  Watts Water Technologies Inc.,
               Cl. A ..........................   1,009,750
                                               ------------
                                                 10,635,745
                                               ------------
             FINANCIAL SERVICES -- 4.3%
     90,000  American Express Co. .............   5,169,600
     38,000  Argonaut Group Inc.+ .............   1,026,380
     18,000  Bank of New York Co. Inc. ........     529,380
     12,000  BKF Capital Group Inc. ...........     371,160
     13,000  Deutsche Bank AG, ADR ............   1,215,760
    163,000  Epoch Holding Corp.+ .............     815,000
     18,000  MBNA Corp. .......................     443,520
     10,000  Midland Co. ......................     360,300
                                               ------------
                                                  9,931,100
                                               ------------
             FOOD AND BEVERAGE -- 9.7%
     20,000  Brown-Forman Corp., Cl. A ........   1,235,000
      5,000  Campbell Soup Co. ................     148,750
     72,000  Coca-Cola Co. ....................   3,109,680
     10,000  Coca-Cola Enterprises Inc. .......     195,000
      7,000  Coca-Cola Femsa SA de CV, ADR ....     186,970

                                                    MARKET
    SHARES                                          VALUE*
   ---------                                       --------
     30,000  Corn Products International Inc. .$    605,100
     35,000  Del Monte Foods Co.+ .............     375,550
     50,000  Diageo plc, ADR ..................   2,900,500
     50,000  Dreyer's Grand Ice Cream
               Holdings Inc., Cl. A ...........   4,104,500
      3,000  Fomento Economico Mexicano
               SA de CV, ADR ..................     209,760
     70,000  General Mills Inc. ...............   3,374,000
     70,000  Heinz (H.J.) Co. .................   2,557,800
     45,000  PepsiAmericas Inc. ...............   1,022,850
     21,218  Tootsie Roll Industries Inc. .....     673,671
     23,000  Wrigley (Wm.) Jr. Co. ............   1,653,240
                                               ------------
                                                 22,352,371
                                               ------------
             HEALTH CARE -- 4.2%
     80,000  Beverly Enterprises Inc.+ ........     980,000
      4,000  Chemed Corp. .....................     173,360
     10,000  Chiron Corp.+ ....................     436,200
      5,000  DENTSPLY International Inc. ......     270,100
     11,000  Henry Schein Inc.+ ...............     468,820
     18,000  INAMED Corp.+ ....................   1,362,240
      2,000  Invitrogen Corp.+ ................     150,460
      4,000  Patterson Companies Inc.+ ........     160,120
    135,000  Pfizer Inc. ......................   3,370,950
     52,000  Priority Healthcare Corp., Cl. B+    1,448,720
     20,000  Renal Care Group Inc.+ ...........     946,400
     60,000  TL Administration Corp.+ .........         240
                                               ------------
                                                  9,767,610
                                               ------------
             HOTELS AND GAMING -- 4.6%
     10,000  Argosy Gaming Co.+ ...............     469,900
     60,000  Aztar Corp.+ .....................   1,848,600
      6,000  Churchill Downs Inc. .............     211,920
     20,000  Dover Downs Gaming &
               Entertainment Inc. .............     272,000
     18,000  Gaylord Entertainment Co.+ .......     857,700
    500,000  Hilton Group plc .................   2,773,563
     60,000  Hilton Hotels Corp. ..............   1,339,200
     12,000  International Game Technology ....     324,000
     10,000  Kerzner International Ltd.+ ......     555,500
      6,000  Las Vegas Sands Corp.+ ...........     197,460
     42,000  MGM Mirage+ ......................   1,838,340
                                               ------------
                                                 10,688,183
                                               ------------
             MACHINERY -- 1.0%
     73,000  CNH Global NV ....................   1,438,100
     15,000  Deere & Co. ......................     918,000
                                               ------------
                                                  2,356,100
                                               ------------
             MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.1%
      2,000  Cavco Industries Inc.+ ...........      72,560
    130,000  Champion Enterprises Inc.+ .......   1,921,400
     16,000  Skyline Corp. ....................     650,240
                                               ------------
                                                  2,644,200
                                               ------------
             METALS AND MINING -- 0.6%
     30,000  Newmont Mining Corp. .............   1,415,100
                                               ------------
             PUBLISHING -- 6.5%
     13,000  Journal Communications Inc., Cl. A     193,700
     10,000  Knight-Ridder Inc. ...............     586,800
      6,000  Lee Enterprises Inc. .............     254,880
     23,000  McClatchy Co., Cl. A .............   1,500,290
     15,000  Media General Inc., Cl. A ........     870,150
      8,000  Meredith Corp. ...................     399,120
     45,000  New York Times Co., Cl. A ........   1,338,750
    250,000  News Corp., Cl. A ................   3,897,500

GABELLI CAPITAL ASSET FUND
SCHEDULE OF INVESTMENTS (CONTINUED) - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MARKET
    SHARES                                          VALUE*
   ---------                                       --------
             COMMON STOCKS (CONTINUED)
             PUBLISHING (CONTINUED)
    130,000  Penton Media Inc.+ ...............$     65,000
    345,000  PRIMEDIA Inc.+ ...................   1,411,050
     60,000  Reader's Digest Association Inc. .     958,200
     14,000  Scripps (E.W.) Co., Cl. A ........     699,580
     55,100  Thomas Nelson Inc. ...............   1,033,676
     50,000  Tribune Co. ......................   1,694,500
                                               ------------
                                                 14,903,196
                                               ------------
             REAL ESTATE -- 0.5%
     47,000  Griffin Land & Nurseries Inc.+ ...   1,151,500
                                               ------------
             RETAIL -- 2.5%
     33,750  Aaron Rents Inc., Cl. A ..........     664,875
     10,000  Albertson's Inc. .................     256,500
     12,000  Ingles Markets Inc., Cl. A .......     189,600
     19,400  Neiman Marcus Group Inc., Cl. A ..   1,939,030
     20,000  Neiman Marcus Group Inc., Cl. B ..   1,996,600
     25,000  Safeway Inc. .....................     640,000
                                               ------------
                                                  5,686,605
                                               ------------
             SPECIALTY CHEMICALS -- 2.3%
     80,000  Ferro Corp. ......................   1,465,600
      7,000  Hawkins Inc. .....................      95,900
     87,000  Hercules Inc.+ ...................   1,063,140
     20,000  MacDermid Inc. ...................     525,200
     10,000  Material Sciences Corp.+ .........     150,700
    140,000  Omnova Solutions Inc.+ ...........     611,800
      5,000  Quaker Chemical Corp. ............      86,900
     75,000  Sensient Technologies Corp. ......   1,421,250
                                               ------------
                                                  5,420,490
                                               ------------
             TELECOMMUNICATIONS -- 3.4%
      5,000  ALLTEL Corp. .....................     325,550
     90,000  AT&T Corp. .......................   1,782,000
    280,000  Cincinnati Bell Inc.+ ............   1,234,800
    335,000  Qwest Communications
               International Inc.+ ............   1,373,500
    120,000  Sprint Nextel Corp. ..............   2,853,600
      5,000  Telephone & Data Systems
               Inc., Special ..................     187,750
                                               ------------
                                                  7,757,200
                                               ------------
             WIRELESS COMMUNICATIONS -- 3.1%
    900,000  O2 plc ...........................   2,504,144
     25,000  Price Communications Corp.+ ......     411,250
     40,700  United States Cellular Corp.+ ....   2,174,194
     60,000  UNOVA Inc.+ ......................   2,098,800
                                               ------------
                                                  7,188,388
                                               ------------
             TOTAL COMMON STOCKS .............. 229,983,441
                                               ------------
  PRINCIPAL
    AMOUNT
   -------
             U.S. GOVERNMENT OBLIGATIONS -- 0.3%
  $ 740,000  U.S. Treasury Bills,
              3.237% to 3.384%++,
              10/06/05 to 12/15/05 ............     735,278
                                               ------------
             TOTAL INVESTMENTS -- 100.0%
              (Cost $179,338,422) .............$230,718,719
                                               ============
------------------
              For Federal tax purposes:
              Aggregate cost ..................$179,338,422
                                               ============
              Gross unrealized appreciation ...$ 61,450,230
              Gross unrealized depreciation ... (10,069,933)
                                               ------------
              Net unrealized appreciation
                (depreciation) ................$ 51,380,297
                                               ============
------------------
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
 ADR  American Depository Receipt
 CVO  Contingent Value Obligation
 * Portfolio securities are valued at the last quoted sale price or closing values. If these are unavailable, then the average of the closing bid and asked prices is used. If there is no asked price, the security is valued at the closing bid price on that day. Debt instruments are valued at the average of the closing bid and asked prices. If the security matures in 60 days or less and is not credit-impaired, it is valued at amortized cost. All securities and assets for which market quotations are not readily available or any security that the Board determines does not reflect its fair market value are valued in good faith under procedures established by the Board.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     November 28, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     November 28, 2005
    ----------------------------------------------------------------------------






* Print the name and title of each signing officer under his or her signature.